Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Clients 1-5	$502,589	$527,345	$1,557,636	$1,615,713
Clients 6-10	321,939	302,407	961,059	868,753
Clients 11-25	453,206	448,428	1,335,324	1,267,750
Other	752,296	776,919	2,386,556	2,301,712
Total	$2,030,030	$2,055,099	$6,240,575	$6,053,928